PROPERTY AND EQUIPMENT, NET (Details) - OLD PlayStudios, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 17,113		$ 17,049	$ 15,224
Less: accumulated depreciation	(11,426)		(10,848)	(7,889)
Total property and equipment, net	5,687		6,201	7,335
Depreciation expense	700	$ 700	2,800	2,600	$ 1,900
Impairment charges or write offs	0	$ 0	0	0	$ 0
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	8,550		8,328	7,176
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	6,233		6,365	5,953
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	2,243		2,266	2,081
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 87		$ 90	$ 14